Additional Information Required by the Argentine Central Bank - Additional Information (Detail) - ARS ($) shares in Thousands, $ in Thousands		12 Months Ended
	May 01, 2020	Dec. 31, 2021
Disclosure of additional information [line items]
Percentage of monthly contribution to deposit insurance fund		0.015%
Garantizar SGRs risk fund [member]
Disclosure of additional information [line items]
Number of years contribution made to the fund		2 years
Electrigal SA [member]
Disclosure of additional information [line items]
Equity investments, shares		1,222,406
Net insurance contracts [member]
Disclosure of additional information [line items]
Insurance system to demand deposits and time deposits limits	$ 1,500